INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CLP ($) shares	Dec. 31, 2025 ARS ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ARS ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CLP ($)
Statement [Line Items]
Contributions made		$ 0			$ 72,037,000		$ 0
Sonae Arauco S.A. [Member] | Arauco Wood Limited. [Member]
Statement [Line Items]
Contributions made					25,000,000
Contributions made number of shares acquired price per 500 shares					$ 26,240,000
Contributions made number of shares acquired | shares					714,286	714,286
Arauco Bioenergia S.A. [member] | Parque Elico Ovejera Sur SpA. [Member]
Statement [Line Items]
Contributions made					$ 285,000,000
Contributions made number of shares acquired price per 500 shares					$ 296,000
Contributions made number of shares acquired | shares					285	285
Forestal Arauco S.A. [Member]
Statement [Line Items]
Contributions made					$ 500,000
Contributions made number of shares acquired price per 500 shares					$ 500
Contributions made number of shares acquired | shares					500	500
Forestal Arauco S.A. [Member] | Agriola Fresno Spa [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		18,812,000
Forestal Arauco S.A. [Member] | Agricola Fresno Spa [Member]
Statement [Line Items]
Contributions made					$ 12,066,000
Arauco Bioenergía SpA [Member] | Parque Eilico Ovejera Sur SpA [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		234,000	$ 220,000
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		11,395,000		$ 63,488
Falcão MS SPE S.A., [Member] | Arauco Participaes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		$ 42,113,000		$ 230,039	$ 11,395,000	$ 63,488
Investment in shares of associates made during the period | shares		230,039,467	230,039,467	230,039,467	63,488,424	63,488,424
Inversiones puerto coronel s.a. [Member] | Celulosa Arauco Y Constitucion S A [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 5,745,000
Parque Elico Girasol Spa [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates		$ 500	$ 500
Investment in shares of associates made during the period | shares		500	500	500
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Parque Elico Girasol Spa [Member] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Agricola San Gerardo SpA [Member] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Cash	$ 326,000	$ 326,000						$ 300,000